Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Summary of Share Options Activity
The following table summarized the activities of the Group’s share options classified as equity:

	Number of options	Weighted average exercise price per share	Weighted average remaining contract life	Weighted average grant date fair value per share	Aggregate intrinsic value
		US$		US$	US$
Outstanding at December 31, 2023	398,426,278	0.000010	8.25	0.4233	139,644
Granted	93,783,260	0.000010		0.3680
Exercised	(156,832,119)	0.000010		0.4243
Forfeited	(69,183,175)	0.000010		0.3662

Outstanding at December 31, 2024	266,194,244	0.000010	7.79	0.4180	144,008

Vested and expected to vest at December 31, 2024	266,194,244	0.000010	7.79	0.4180	144,008

Exercisable at December 31, 2024	56,689,099	0.000010	5.71	0.3769	30,668

Summary of Fair Value of Stock Options Valuation Assumptions	The key assumptions used to determine the fair value of the options for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Years ended December 31,
	2022	2023	2024
Expected volatility	35.2%~ 44.2%	36.7%~38.7%	37.0%~39.0%
Risk-free interest rate (per annum)	1.44%~3.97%	3.40%~4.89%	3.88%~4.71%
Exercise multiples	2.8	2.8	2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	$0.302~0.461	$0.290~0.400	$0.314~0.442
Fair value of share option	$0.302~0.461	$0.290~0.400	$0.314~0.442

Summary of Restricted Share Activity
The Group acquired Beijing Bang Li De Network Technology Co., Ltd. (“TYT”), a private company, in December 2021. Upon the completion of the acquisition, ordinary shares held by non-controlling
interest holders, who are also management of TYT, are restricted and subject to a four-year vesting period since July 1, 2022.

	Number of restricted shares	Weighted average grant date fair value per share
		RMB
Unvested at December 31, 2023	726,149	99.91
Vested	(270,598)	99.91

Unvested at December 31, 2024	455,551	99.91

Summary of Share based Compensation Expense

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
General and administrative expenses	809,194	297,469	348,400
Selling and marketing expense	39,771	55,503	50,109
Research and development expense	63,884	80,279	87,012
Cost of revenues	6,406	8,576	11,118

Total	919,255	441,827	496,639